PERSONNEL, SOCIAL CHARGES AND BENEFITS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
PERSONNEL, SOCIAL CHARGES AND BENEFITS
Social charges and benefits	R$ 497,568	R$ 397,906
Profit sharing	483,548	366,451
Share-based payment plans (Note 30)	77,175	109,682
Salaries and wages	39,035	35,818
Total	1,097,326	909,857
Current	1,035,652	888,324
Non-current	R$ 61,674	R$ 21,533